Investment Portfolio	as of January 31, 2022 (Unaudited)
DWS Global Income Builder Fund
	Shares	Value ($)

Common Stocks 60.4%
Communication Services 5.4%
Diversified Telecommunication Services 1.8%
BCE, Inc.	24,947	1,303,136
Deutsche Telekom AG (Registered)	40,838	769,200
Koninklijke KPN NV	297,617	979,151
Nippon Telegraph & Telephone Corp.	30,000	856,800
Orange SA	100,403	1,180,886
Swisscom AG (Registered)	2,402	1,372,392
Telenor ASA	62,569	1,034,137
Telia Co. AB	315,251	1,240,654
Telkom Indonesia Persero Tbk PT (ADR)	8,200	243,786
Telstra Corp., Ltd.	354,907	987,567
TELUS Corp.	44,152	1,038,891
Verizon Communications, Inc.	39,058	2,079,057
		13,085,657
Entertainment 0.5%
Activision Blizzard, Inc.	353	27,891
AMC Entertainment Holdings, Inc. "A"*	2,781	44,663
Netflix, Inc.*	2,384	1,018,302
Nintendo Co., Ltd.	3,000	1,471,172
Sea Ltd. (ADR)*	1,866	280,478
Walt Disney Co.*	8,441	1,206,810
		4,049,316
Interactive Media & Services 2.0%
Alphabet, Inc. "A"*	1,690	4,573,258
Alphabet, Inc. "C"*	1,631	4,426,485
Match Group, Inc.*	6,845	771,432
Meta Platforms, Inc. "A"*	13,704	4,292,915
Pinterest, Inc. "A"*	5,900	174,404
		14,238,494
Media 0.3%
Comcast Corp. "A"	21,237	1,061,638
Dentsu Group, Inc.	2,400	80,650
Interpublic Group of Companies, Inc.	22,743	808,286
		1,950,574
Wireless Telecommunication Services 0.8%
KDDI Corp.	14,100	450,893
SoftBank Corp.	85,200	1,066,338
Tele2 AB "B"	88,686	1,287,093
Vodafone Group PLC	1,623,074	2,840,998
		5,645,322

Consumer Discretionary 5.0%
Auto Components 0.3%
Bridgestone Corp.	19,900	876,900
Denso Corp.	16,000	1,197,905
		2,074,805
Automobiles 0.9%
Ford Motor Co.	14,800	300,440
Honda Motor Co., Ltd.	10,000	294,730
Isuzu Motors Ltd.	18,600	230,292
Tesla, Inc.*	5,137	4,811,931
Toyota Motor Corp.	41,000	807,319
Yamaha Motor Co., Ltd.	11,800	282,777
		6,727,489
Hotels, Restaurants & Leisure 0.8%
Booking Holdings, Inc.*	17	41,754
Evolution AB 144A	5,925	730,702
McDonald's Corp.	6,355	1,648,805
Restaurant Brands International, Inc.	10,030	561,014
Starbucks Corp.	13,009	1,279,045
Yum! Brands, Inc.	11,917	1,491,651
		5,752,971
Household Durables 0.2%
Garmin Ltd.	5,167	642,878
Sekisui House Ltd.	37,600	764,443
		1,407,321
Internet & Direct Marketing Retail 1.1%
Amazon.com, Inc.*	2,730	8,166,713
Multiline Retail 0.4%
Target Corp.	5,667	1,249,177
Wesfarmers Ltd.	34,420	1,287,179
		2,536,356
Specialty Retail 1.0%
Best Buy Co., Inc.	8,242	818,266
Home Depot, Inc.	6,207	2,277,845
Industria de Diseno Textil SA	48,278	1,459,568
Lowe's Companies, Inc.	6,256	1,484,862
TJX Companies, Inc.	21,152	1,522,309
		7,562,850
Textiles, Apparel & Luxury Goods 0.3%
Cie Financiere Richemont SA (Registered)	44	6,384
LVMH Moet Hennessy Louis Vuitton SE	1,180	968,934
NIKE, Inc. "B"	5,746	850,810
		1,826,128
Consumer Staples 3.7%
Beverages 0.5%
Coca-Cola Co.	30,415	1,855,619
Diageo PLC	651	32,761
PepsiCo, Inc.	11,120	1,929,542
		3,817,922
Food & Staples Retailing 1.1%
Costco Wholesale Corp.	2,086	1,053,701
J Sainsbury PLC	214,566	842,276

Koninklijke Ahold Delhaize NV	29,033	939,369
Sysco Corp.	13,506	1,055,494
Tesco PLC	319,123	1,280,187
Walgreens Boots Alliance, Inc.	21,944	1,091,933
Walmart, Inc.	9,037	1,263,463
Woolworths Group Ltd.	8,802	214,929
		7,741,352
Food Products 0.7%
General Mills, Inc.	15,594	1,070,996
Kellogg Co.	12,710	800,730
Kraft Heinz Co.	29,769	1,065,730
Nestle SA (Registered)	12,885	1,662,929
Wilmar International Ltd.	259,600	826,067
		5,426,452
Household Products 0.5%
Colgate-Palmolive Co.	7,348	605,842
Kimberly-Clark Corp.	4,878	671,457
Procter & Gamble Co.	12,889	2,068,040
		3,345,339
Personal Products 0.2%
L'Oreal SA	218	92,796
Unilever PLC	30,701	1,567,907
		1,660,703
Tobacco 0.7%
Japan Tobacco, Inc.	120,200	2,406,868
Philip Morris International, Inc.	22,607	2,325,130
		4,731,998
Energy 3.8%
Oil, Gas & Consumable Fuels
Aker BP ASA	9,042	314,396
BP PLC	67,397	348,586
Chevron Corp.	17,576	2,308,256
Enbridge, Inc.	38,430	1,624,693
Eni SpA	88,312	1,329,100
Exxon Mobil Corp.	44,030	3,344,519
Gazprom PJSC (ADR)	13,900	120,235
Kinder Morgan, Inc.	90,544	1,571,844
LUKOIL PJSC (ADR)	5,400	479,898
Lundin Energy AB	21,543	871,054
Marathon Petroleum Corp.	2,000	143,500
ONEOK, Inc.	19,374	1,175,614
Parkland Corp.	100	2,659
Pembina Pipeline Corp.	34,855	1,106,673
Phillips 66	15,500	1,314,245
Reliance Industries Ltd. 144A (GDR)	5,186	330,607
Repsol SA	116,097	1,474,521
Shell PLC	20,457	519,053
Suncor Energy, Inc.	24,100	688,599
TC Energy Corp.	26,811	1,384,474
TotalEnergies SE	67,816	3,852,771
Valero Energy Corp.	17,903	1,485,412
Williams Companies, Inc.	50,773	1,520,144
		27,310,853

Financials 10.2%
Banks 5.3%
Australia & New Zealand Banking Group Ltd.	59,150	1,118,642
Bank Leumi Le-Israel BM	64,645	689,255
Bank of America Corp.	33,266	1,534,893
Bank of Montreal	12,413	1,405,013
Bank of Nova Scotia	13,497	972,179
BNP Paribas SA	7,662	548,405
BOC Hong Kong Holdings Ltd.	346,000	1,335,100
Canadian Imperial Bank of Commerce	9,472	1,189,412
Citigroup, Inc.	20,755	1,351,566
Citizens Financial Group, Inc.	11,073	569,927
Commonwealth Bank of Australia	14,505	968,268
Credit Agricole SA	78,261	1,176,786
DNB Bank ASA	1	24
Erste Group Bank AG	13,966	649,007
Fifth Third Bancorp.	23,039	1,028,231
Hang Seng Bank Ltd.	50,300	994,696
HSBC Holdings PLC	345,136	2,456,214
Huntington Bancshares, Inc.	39,773	598,981
ICICI Bank Ltd. (ADR)	5,264	114,387
Intesa Sanpaolo SpA	2	6
Itau Unibanco Holding SA (ADR) (Preferred)	171,000	807,120
Japan Post Bank Co., Ltd.	98,000	965,340
JPMorgan Chase & Co.	14,469	2,150,093
KeyCorp.	52,231	1,308,909
Mediobanca Banca di Credito Finanziario SpA	102,115	1,167,191
Mitsubishi UFJ Financial Group, Inc.	112,400	678,225
Mizrahi Tefahot Bank Ltd.	12,147	467,015
Mizuho Financial Group, Inc.	66,760	907,089
Oversea-Chinese Banking Corp., Ltd.	101,400	942,271
PNC Financial Services Group, Inc.	4,767	981,954
Regions Financial Corp.	66,608	1,527,987
Sumitomo Mitsui Financial Group, Inc.	30,400	1,092,390
Toronto-Dominion Bank	25,799	2,066,315
Truist Financial Corp.	16,867	1,059,585
U.S. Bancorp.	23,337	1,357,980
United Overseas Bank Ltd.	55,700	1,244,792
Wells Fargo & Co.	11,420	614,396
Westpac Banking Corp.	55,572	802,468
		38,842,112
Capital Markets 1.7%
BlackRock, Inc.	1,390	1,143,887
Blackstone, Inc.	29,843	3,938,381
Charles Schwab Corp.	2,086	182,942
CME Group, Inc.	6,554	1,504,143
Daiwa Securities Group, Inc.	154,800	935,351
Franklin Resources, Inc.	28,300	904,751
IGM Financial, Inc.	400	14,053
Macquarie Group Ltd.	1,431	187,362
Morgan Stanley	6,800	697,272
Nomura Holdings, Inc.	62,100	274,519
Partners Group Holding AG	738	1,025,957
SBI Holdings Inc/japan	38,300	997,017
The Goldman Sachs Group, Inc.	1,000	354,680
		12,160,315

Consumer Finance 0.0%
American Express Co.	397	71,388
Upstart Holdings, Inc.*	800	87,208
		158,596
Diversified Financial Services 0.3%
Apollo Global Management, Inc.	16,088	1,126,160
ORIX Corp.	47,600	986,891
		2,113,051
Insurance 2.9%
Allianz SE (Registered)	7,090	1,823,065
Assicurazioni Generali SpA	58,590	1,232,241
AXA SA	49,076	1,550,357
Japan Post Holdings Co., Ltd.	123,100	1,052,716
Legal & General Group PLC	342,524	1,338,280
Manulife Financial Corp.	56,701	1,180,723
MS&AD Insurance Group Holdings, Inc.	23,300	800,983
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4,540	1,434,876
NN Group NV	16,080	899,053
Power Corp. of Canada	2,000	64,288
Progressive Corp.	15,691	1,704,984
Prudential Financial, Inc.	9,013	1,005,580
Sampo Oyj "A"	30,254	1,497,238
Sompo Holdings, Inc.	16,900	791,685
Swiss Re AG	15,801	1,719,214
Tokio Marine Holdings, Inc.	17,900	1,073,798
Zurich Insurance Group AG	3,813	1,822,629
		20,991,710
Health Care 5.8%
Biotechnology 0.9%
AbbVie, Inc.	20,458	2,800,496
Amgen, Inc.	7,568	1,718,995
CSL Ltd.	365	67,814
Gilead Sciences, Inc.	23,222	1,594,887
		6,182,192
Health Care Equipment & Supplies 0.5%
Abbott Laboratories	11,507	1,466,682
Coloplast AS "B"	6,311	915,705
Intuitive Surgical, Inc.*	795	225,923
Medtronic PLC	8,628	892,912
		3,501,222
Health Care Providers & Services 0.5%
Anthem, Inc.	298	131,415
CVS Health Corp.	12,314	1,311,564
Sonic Healthcare Ltd.	1	27
UnitedHealth Group, Inc.	4,847	2,290,547
		3,733,553
Health Care Technology 0.0%
M3, Inc.	3,200	122,957
Life Sciences Tools & Services 0.3%
Danaher Corp.	3,476	993,406
Thermo Fisher Scientific, Inc.	1,887	1,096,913
		2,090,319

Pharmaceuticals 3.6%
Astellas Pharma, Inc.	18,500	299,281
AstraZeneca PLC	13,504	1,569,346
Bayer AG (Registered)	25,309	1,541,829
Bristol-Myers Squibb Co.	27,752	1,800,827
Chugai Pharmaceutical Co., Ltd.	28,800	936,342
Eisai Co., Ltd.	5,900	296,468
Eli Lilly & Co.	6,955	1,706,688
GlaxoSmithKline PLC	96,590	2,134,531
Johnson & Johnson	11,992	2,066,102
Merck & Co., Inc.	29,560	2,408,549
Novartis AG (Registered)	24,344	2,111,678
Novo Nordisk AS "B"	16,912	1,684,145
Pfizer, Inc.	51,716	2,724,916
Roche Holding AG (Genusschein)	5,347	2,072,157
Sanofi	14,253	1,490,587
Takeda Pharmaceutical Co., Ltd.	44,500	1,293,479
Viatris, Inc.	19,000	284,430
Zoetis, Inc.	99	19,779
		26,441,134
Industrials 3.7%
Aerospace & Defense 0.4%
BAE Systems PLC	72,899	567,713
Lockheed Martin Corp.	2,344	912,121
Raytheon Technologies Corp.	11,801	1,064,332
		2,544,166
Air Freight & Logistics 0.4%
C.H. Robinson Worldwide, Inc.	1,100	115,115
Deutsche Post AG (Registered)	21,297	1,279,568
United Parcel Service, Inc. "B"	9,225	1,865,387
		3,260,070
Building Products 0.1%
Xinyi Glass Holdings Ltd.	296,000	796,831
Commercial Services & Supplies 0.0%
Quad Graphics, Inc.*	10	44
Construction & Engineering 0.1%
Bouygues SA	22,267	786,420
Electrical Equipment 0.3%
ABB Ltd. (Registered)	16,580	573,535
Eaton Corp. PLC	5,580	884,039
Emerson Electric Co.	8,918	820,010
		2,277,584
Industrial Conglomerates 0.4%
3M Co.	6,464	1,073,153
Honeywell International, Inc.	4,172	853,091
Siemens AG (Registered)	7,850	1,245,060
		3,171,304
Machinery 0.5%
Caterpillar, Inc.	7,448	1,501,219
Cummins, Inc.	2,890	638,343
Deere & Co.	298	112,167
Komatsu Ltd.	4,100	101,779

Kone Oyj "B"	12,588	813,049
Sandvik AB	7,072	185,158
		3,351,715
Marine 0.2%
Kuehne + Nagel International AG (Registered)	1,017	287,726
SITC International Holdings Co., Ltd.	248,000	950,280
		1,238,006
Professional Services 0.2%
Adecco Group AG (Registered)	14,547	693,063
Thomson Reuters Corp.	8,043	863,429
		1,556,492
Road & Rail 0.2%
Union Pacific Corp.	5,509	1,347,226
Trading Companies & Distributors 0.9%
Fastenal Co.	25,819	1,463,421
ITOCHU Corp.	32,800	1,055,068
Marubeni Corp.	78,300	814,773
Mitsubishi Corp.	39,400	1,339,730
Mitsui & Co., Ltd.	27,400	688,251
Sumitomo Corp.	70,000	1,088,862
		6,450,105
Information Technology 15.1%
Communications Equipment 0.3%
Cisco Systems, Inc.	43,675	2,431,387
Electronic Equipment, Instruments & Components 0.3%
Corning, Inc.	11,542	485,225
Hon Hai Precision Industry Co., Ltd. (GDR) REG S	4,989	35,821
Keyence Corp.	1,400	720,010
TE Connectivity Ltd.	6,194	885,804
		2,126,860
IT Services 2.6%
Accenture PLC "A"	2,720	961,738
Adyen NV 144A*	365	740,812
Automatic Data Processing, Inc.	4,597	947,764
Block, Inc.*	7,793	953,006
Cloudflare, Inc. "A"*	6,852	660,533
Cognizant Technology Solutions Corp. "A"	99	8,457
Fujitsu Ltd.	4,700	622,393
Infosys Ltd. (ADR)	65,935	1,554,088
International Business Machines Corp.	14,472	1,933,025
Mastercard, Inc. "A"	3,971	1,534,315
MongoDB, Inc.*	2,781	1,126,611
Paychex, Inc.	20,561	2,421,263
PayPal Holdings, Inc.*	5,510	947,389
Shopify, Inc. "A"*	1,390	1,341,667
Snowflake, Inc. "A"*	298	82,218
Twilio, Inc. "A"*	3,178	655,049
Visa, Inc. "A"	7,646	1,729,296
Western Union Co.	23,219	439,071
		18,658,695
Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices, Inc.*	17,576	2,008,058
Analog Devices, Inc.	6,701	1,098,763

Applied Materials, Inc.	8,838	1,221,235
ASE Technology Holding Co., Ltd. (ADR)	174,367	1,234,518
ASML Holding NV	1,550	1,048,945
Broadcom, Inc.	5,441	3,187,773
Enphase Energy, Inc.*	4,866	683,527
Intel Corp.	28,723	1,402,257
KLA Corp.	2,764	1,075,942
Lam Research Corp.	1,578	930,894
Lasertec Corp.	3,600	812,571
Marvell Technology, Inc.	18,967	1,354,244
Micron Technology, Inc.	17,179	1,413,316
Monolithic Power Systems, Inc.	4,072	1,640,731
NVIDIA Corp.	14,201	3,477,257
QUALCOMM, Inc.	21,450	3,770,052
Skyworks Solutions, Inc.	4,171	611,135
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	26,613	3,263,552
Texas Instruments, Inc.	12,448	2,234,292
Tokyo Electron Ltd.	3,700	1,812,623
United Microelectronics Corp. (ADR)	269,588	2,650,050
		36,931,735
Software 3.5%
Adobe, Inc.*	2,880	1,538,784
Autodesk, Inc.*	4,070	1,016,645
Crowdstrike Holdings, Inc. "A"*	5,363	968,772
Intuit, Inc.	2,709	1,504,118
Microsoft Corp.	44,062	13,702,401
Oracle Corp.	14,533	1,179,498
Palantir Technologies, Inc. "A"*	2,582	35,399
salesforce.com, Inc.*	4,370	1,016,593
SAP SE	5,971	746,707
ServiceNow, Inc.*	2,868	1,680,017
Sinch AB 144A*	13,249	135,281
Trade Desk, Inc. "A"*	16,683	1,160,136
Zoom Video Communications, Inc. "A"*	4,270	658,776
		25,343,127
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	99,413	17,375,404
Canon, Inc.	41,000	974,482
Hewlett Packard Enterprise Co.	60,435	986,904
HP, Inc.	40,359	1,482,386
NetApp, Inc.	12,933	1,118,834
Samsung Electronics Co., Ltd. (GDR) REG S	755	1,165,720
Seagate Technology Holdings PLC	12,370	1,325,445
		24,429,175
Materials 2.9%
Chemicals 1.4%
Air Products & Chemicals, Inc.	2,857	806,017
BASF SE	26,184	2,001,278
Covestro AG 144A	3,359	201,882
Dow, Inc.	40,002	2,389,319
Linde PLC	2,380	758,458
LyondellBasell Industries NV "A"	12,113	1,171,691
Mitsubishi Chemical Holdings Corp.	23,000	181,695
Nitto Denko Corp.	3,200	250,614

Nutrien Ltd.	18,172	1,269,174
Sumitomo Chemical Co., Ltd.	199,900	1,015,112
		10,045,240
Construction Materials 0.2%
Holcim Ltd.*	22,507	1,217,400
Containers & Packaging 0.2%
Amcor PLC	87,225	1,047,572
International Paper Co.	6,601	318,498
		1,366,070
Metals & Mining 0.9%
Anglo American PLC	54,369	2,373,506
Antofagasta PLC	40,395	728,707
Freeport-McMoRan, Inc.	1,887	70,234
Glencore PLC	115,027	598,768
Kirkland Lake Gold Ltd.	11,200	421,867
Newmont Corp.	16,088	984,103
Norsk Hydro ASA	16,676	128,721
POSCO (ADR)	16,700	944,218
South32 Ltd.	173,110	478,976
		6,729,100
Paper & Forest Products 0.2%
UPM-Kymmene Oyj	47,234	1,718,755
Real Estate 2.3%
Equity Real Estate Investment Trusts (REITs) 2.0%
American Tower Corp.	298	74,947
Ascendas Real Estate Investment Trust	224,676	460,838
CapitaLand Integrated Commercial Trust	552,568	797,050
Crown Castle International Corp.	5,111	932,809
Digital Realty Trust, Inc.	6,951	1,037,298
Iron Mountain, Inc.	24,130	1,108,050
Klepierre SA	39,376	1,045,976
Mapletree Logistics Trust	96,700	121,515
Medical Properties Trust, Inc.	59,283	1,349,281
Orix JREIT, Inc.	210	301,450
Prologis, Inc.	5,375	842,908
Public Storage	2,864	1,026,830
Realty Income Corp.	20,345	1,412,146
Simon Property Group, Inc.	4,000	588,800
Stockland	149,613	431,948
VICI Properties, Inc.	36,858	1,054,876
Vicinity Centres	36,243	42,133
Vornado Realty Trust	22,900	939,129
WP Carey, Inc.	10,523	816,585
		14,384,569
Real Estate Management & Development 0.3%
Aroundtown SA	167,788	1,035,600
Capitaland Investment Ltd.*	238,300	613,388
Sun Hung Kai Properties Ltd.	69,000	843,704
Zillow Group, Inc. "C"*	360	18,173
		2,510,865
Utilities 2.5%
Electric Utilities 1.4%
American Electric Power Co., Inc.	9,178	829,691

EDP - Energias de Portugal SA	202,094	1,037,599
Enel SpA	160,756	1,231,292
Fortum Oyj	40,722	1,105,528
Iberdrola SA	61,553	706,083
NextEra Energy, Inc.	11,309	883,459
Origin Energy Ltd.	66,118	264,250
PPL Corp.	41,583	1,234,184
Red Electrica Corp. SA	47,825	964,008
Southern Co.	20,321	1,412,106
SSE PLC	42,485	908,019
		10,576,219
Gas Utilities 0.3%
APA Group (Units)	138,195	939,992
GAIL India Ltd. (GDR) REG S	375	4,350
Snam SpA	178,517	999,858
		1,944,200
Multi-Utilities 0.8%
Consolidated Edison, Inc.	9,446	816,607
Dominion Energy, Inc.	11,951	963,968
E.ON SE	65,549	903,143
Engie SA	17,124	262,094
National Grid PLC	77,812	1,131,013
Public Service Enterprise Group, Inc.	13,875	923,104
Sempra Energy	5,615	775,768
		5,775,697
Total Common Stocks (Cost $345,635,937)		438,364,833

Preferred Stocks 3.2%
Communication Services 0.4%
AT&T, Inc., 5.35%	100,000	2,545,000
Consumer Discretionary 0.0%
Porsche Automobil Holding SE	646	60,465
Financials 2.4%
AGNC Investment Corp., Series C, 7.0%	64,439	1,618,708
Charles Schwab Corp., Series D, 5.95%	75,000	1,929,000
Fifth Third Bancorp., Series I, 6.625%	75,000	2,055,750
KeyCorp., Series E, 6.125%	75,000	2,156,250
Morgan Stanley, Series K, 5.85%	75,000	2,070,000
PNC Financial Services Group, Inc., Series P, 6.125%	75,000	1,899,000
Regions Financial Corp., Series B, 6.375%	80,000	2,243,200
The Goldman Sachs Group, Inc., Series J, 5.5%	73,000	1,910,410
Wells Fargo & Co., Series Y, 5.625%	75,000	1,908,000
		17,790,318
Real Estate 0.4%
Kimco Realty Corp., Series L, 5.125%	75,000	1,912,500
Prologis, Inc., Series Q, 8.54%	236	15,118
Simon Property Group, Inc., Series J, 8.375%	17,000	1,172,973
		3,100,591
Total Preferred Stocks (Cost $24,251,426)		23,496,374

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (a) (Cost $90,209)	506	32,884
	Principal Amount ($) (b)	Value ($)

Corporate Bonds 21.6%
Communication Services 2.2%
America Movil SAB de CV, 4.375%, 4/22/2049	1,700,000	1,957,720
AT&T, Inc.:
2.25%, 2/1/2032	510,000	476,759
2.75%, 6/1/2031	300,000	295,945
3.65%, 6/1/2051	560,000	547,422
CCO Holdings LLC, 144A, 4.75%, 3/1/2030	590,000	585,454
Charter Communications Operating LLC:
3.5%, 3/1/2042	650,000	582,794
3.7%, 4/1/2051	558,000	493,613
4.4%, 12/1/2061	233,000	220,370
Discovery Communications LLC, 4.0%, 9/15/2055	200,000	194,279
Grupo Televisa SAB, 5.25%, 5/24/2049	1,700,000	2,031,301
Meituan, 144A, 2.125%, 10/28/2025	505,000	476,498
Netflix, Inc.:
4.375%, 11/15/2026	1,000,000	1,073,125
5.875%, 11/15/2028	812,000	940,905
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026	590,000	565,692
Tencent Holdings Ltd.:
REG S, 2.39%, 6/3/2030	1,700,000	1,621,535
144A, 3.84%, 4/22/2051	300,000	298,060
T-Mobile U.S.A., Inc.:
3.3%, 2/15/2051	700,000	631,595
3.375%, 4/15/2029	635,000	623,951
3.6%, 11/15/2060	145,000	132,071
4.375%, 4/15/2040	335,000	359,430
Verizon Communications, Inc.:
2.55%, 3/21/2031	390,000	380,832
2.65%, 11/20/2040	225,000	200,727
3.7%, 3/22/2061	300,000	300,722
ViacomCBS, Inc., 4.2%, 5/19/2032	932,000	1,011,303
		16,002,103
Consumer Discretionary 1.7%
Carnival Corp.:
144A, 5.75%, 3/1/2027	475,000	455,620
144A, 7.625%, 3/1/2026	539,000	549,780
Dollar General Corp., 4.125%, 4/3/2050	110,000	119,209
Ford Motor Co., 3.25%, 2/12/2032	1,220,000	1,160,635
Ford Motor Credit Co. LLC:
2.7%, 8/10/2026	1,340,000	1,298,125
2.9%, 2/16/2028	1,082,000	1,029,631
3.375%, 11/13/2025	750,000	750,840
3.625%, 6/17/2031	1,440,000	1,418,400
General Motors Co., 5.4%, 4/1/2048	350,000	415,123

General Motors Financial Co., Inc.:
2.35%, 1/8/2031	500,000	467,657
2.7%, 6/10/2031	540,000	514,254
3.1%, 1/12/2032	510,000	499,320
Hilton Domestic Operating Co., Inc.:
144A, 3.625%, 2/15/2032	1,350,000	1,281,055
144A, 4.0%, 5/1/2031	720,000	707,587
Nissan Motor Co., Ltd., 144A, 4.345%, 9/17/2027	760,000	803,407
Royal Caribbean Cruises Ltd.:
144A, 4.25%, 7/1/2026	210,000	196,094
144A, 5.5%, 4/1/2028	295,000	286,236
		11,952,973
Consumer Staples 0.6%
Altria Group, Inc.:
3.7%, 2/4/2051	235,000	202,954
3.875%, 9/16/2046	90,000	80,487
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046	163,000	192,845
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	270,000	298,309
5.55%, 1/23/2049	699,000	901,253
BAT Capital Corp.:
2.726%, 3/25/2031	335,000	313,892
3.734%, 9/25/2040	349,000	314,064
JBS Finance Luxembourg Sarl:
144A, 2.5%, 1/15/2027	1,470,000	1,425,915
144A, 3.625%, 1/15/2032	470,000	445,913
Keurig Dr Pepper, Inc., 3.8%, 5/1/2050	185,000	190,950
		4,366,582
Energy 2.2%
Cenovus Energy, Inc., 3.75%, 2/15/2052	120,000	115,040
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025	1,000,000	1,091,670
Cheniere Energy Partners LP:
144A, 3.25%, 1/31/2032	240,000	225,739
4.5%, 10/1/2029	1,100,000	1,124,442
DCP Midstream Operating LP, 3.25%, 2/15/2032	400,000	378,000
Ecopetrol SA, 6.875%, 4/29/2030	1,700,000	1,822,332
Enterprise Products Operating LLC:
3.3%, 2/15/2053	510,000	470,997
4.2%, 1/31/2050	741,000	783,793
Hess Corp., 5.8%, 4/1/2047	400,000	503,919
Petroleos Mexicanos, 144A, 6.7%, 2/16/2032	3,686,000	3,648,771
Plains All American Pipeline LP, 3.8%, 9/15/2030	300,000	306,119
SA Global Sukuk Ltd., 144A, 2.694%, 6/17/2031	340,000	336,056
Saudi Arabian Oil Co.:
144A, 2.25%, 11/24/2030	3,900,000	3,700,281
REG S, 3.5%, 4/16/2029	1,700,000	1,778,625
		16,285,784
Financials 7.9%
AerCap Ireland Capital DAC:
1.75%, 1/30/2026	388,000	372,893
3.0%, 10/29/2028	1,286,000	1,259,840
3.4%, 10/29/2033	340,000	329,915
3.85%, 10/29/2041	250,000	244,340

Air Lease Corp.:
3.0%, 2/1/2030	836,000	810,076
4.125%, Perpetual (c)	2,000,000	1,947,500
Aircastle Ltd., 144A, 5.25%, Perpetual (c)	690,000	686,550
Ally Financial, Inc., 4.7%, Perpetual (c)	3,000,000	2,965,950
American Express Co., 3.55%, Perpetual (c)	2,750,000	2,633,125
Ares Capital Corp., 2.875%, 6/15/2027	930,000	913,399
Avolon Holdings Funding Ltd.:
144A, 2.528%, 11/18/2027	50,000	47,415
144A, 4.25%, 4/15/2026	240,000	249,056
Banco Nacional de Panama, 144A, 2.5%, 8/11/2030	600,000	538,878
Bank of America Corp.:
2.676%, 6/19/2041	330,000	300,929
4.375%, Perpetual (c)	4,000,000	3,950,400
Bank of New York Mellon Corp., 3.75%, Perpetual (c)	3,120,000	3,026,400
Bank of Nova Scotia, 3.625%, 10/27/2081	2,750,000	2,534,588
Barclays PLC, 2.645%, 6/24/2031	600,000	579,274
Blackstone Secured Lending Fund:
144A, 2.85%, 9/30/2028	610,000	573,422
3.625%, 1/15/2026	925,000	948,061
BNP Paribas SA, 144A, 4.625%, Perpetual (c)	1,040,000	998,379
Capital One Financial Corp., 3.95%, Perpetual (c)	1,520,000	1,485,800
Citigroup, Inc., 4.0%, Perpetual (c)	4,250,000	4,196,875
Enstar Finance LLC, 5.5%, 1/15/2042	1,750,000	1,725,711
GE Capital International Funding Co., Unlimited Co., 4.418%, 11/15/2035	541,000	617,032
HSBC Holdings PLC, 4.6%, Perpetual (c)	1,750,000	1,685,477
Jefferies Group LLC, 2.625%, 10/15/2031	260,000	247,899
JPMorgan Chase & Co.:
3.328%, 4/22/2052	151,000	151,944
3.65%, Perpetual (c)	1,830,000	1,759,307
M&T Bank Corp., 3.5%, Perpetual (c)	980,000	921,308
MDGH GMTN RSC Ltd., REG S, 3.7%, 11/7/2049	245,000	255,412
Morgan Stanley:
2.484%, 9/16/2036	789,000	733,004
3.217%, 4/22/2042	100,000	99,188
National Australia Bank , 144A, 3.347%, 1/12/2037	640,000	622,752
Natwest Group PLC, 4.6%, Perpetual (c)	1,380,000	1,297,200
Nippon Life Insurance Co., 144A, 2.75%, 1/21/2051	700,000	666,225
PNC Financial Services Group, Inc., 3.4%, Perpetual (c)	1,740,000	1,639,933
REC Ltd.:
144A, 4.75%, 5/19/2023	426,000	438,183
144A, 5.25%, 11/13/2023	570,000	597,193
Societe Generale SA:
144A, 4.75%, Perpetual (c)	735,000	726,114
144A, 5.375%, Perpetual (c)	1,650,000	1,660,725
The Charles Schwab Corp., Series I, 4.0%, Perpetual (c)	1,555,000	1,536,231
The Goldman Sachs Group, Inc., 3.8%, Perpetual (c)	1,935,000	1,861,064
Truist Financial Corp., 4.8%, Perpetual (c)	2,000,000	2,040,000
U.S. Bancorp., 3.7%, Perpetual (c)	2,344,000	2,252,584
UBS Group AG, 144A, 4.375%, Perpetual (c)	743,000	699,312
Wells Fargo & Co., 3.9%, Perpetual (c)	1,545,000	1,530,245
		57,357,108
Health Care 1.7%
Bausch Health Companies, Inc., 144A, 4.875%, 6/1/2028	520,000	492,877
Centene Corp.:
2.45%, 7/15/2028	360,000	342,400
2.625%, 8/1/2031	790,000	739,266

Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	1,750,000	1,688,225
CVS Health Corp.:
2.7%, 8/21/2040	160,000	142,923
4.25%, 4/1/2050	120,000	133,810
5.05%, 3/25/2048	1,000,000	1,224,653
DaVita, Inc., 144A, 4.625%, 6/1/2030	750,000	729,667
HCA, Inc.:
4.125%, 6/15/2029	600,000	639,145
5.25%, 6/15/2026	1,000,000	1,094,045
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026	5,400,000	4,956,444
		12,183,455
Industrials 1.2%
Adani Ports & Special Economic Zone Ltd., 144A, 4.2%, 8/4/2027	865,000	885,178
American Airlines, Inc., 144A, 5.5%, 4/20/2026	620,000	634,725
Block, Inc.:
144A, 2.75%, 6/1/2026	200,000	193,874
144A, 3.5%, 6/1/2031	380,000	361,950
Boeing Co.:
2.196%, 2/4/2026	1,696,000	1,667,056
5.04%, 5/1/2027	350,000	386,296
Delta Air Lines, Inc.:
3.75%, 10/28/2029	865,000	839,681
144A, 4.5%, 10/20/2025	190,000	197,121
Empresa de los Ferrocarriles del Estado, 144A, 3.068%, 8/18/2050	239,000	190,005
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	1,100,000	1,168,750
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	2,400,000	2,474,400
		8,999,036
Information Technology 0.8%
Broadcom, Inc., 144A, 2.6%, 2/15/2033	350,000	323,089
Dell International LLC:
144A, 3.45%, 12/15/2051	686,000	603,031
8.35%, 7/15/2046	87,000	137,276
Micron Technology, Inc., 3.477%, 11/1/2051	230,000	216,734
MSCI, Inc.:
144A, 3.25%, 8/15/2033	240,000	225,079
144A, 3.625%, 9/1/2030	540,000	529,659
NXP BV:
144A, 3.125%, 2/15/2042	310,000	292,343
144A, 3.25%, 11/30/2051	160,000	148,090
Open Text Corp., 144A, 3.875%, 2/15/2028	1,525,000	1,494,469
Oracle Corp.:
3.6%, 4/1/2050	150,000	132,883
3.65%, 3/25/2041	861,000	800,795
SK Hynix, Inc., 144A, 1.5%, 1/19/2026	947,000	912,889
		5,816,337
Materials 0.6%
AngloGold Ashanti Holdings PLC, 3.75%, 10/1/2030	800,000	785,040
Berry Global, Inc., 1.65%, 1/15/2027	1,750,000	1,657,635
Corp. Nacional del Cobre de Chile, 144A, 3.15%, 1/15/2051	200,000	172,023
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	1,511,000	1,620,548
Suzano Austria GmbH, 2.5%, 9/15/2028	460,000	435,620
		4,670,866

Real Estate 0.4%
American Tower Corp.:
(REIT), 2.1%, 6/15/2030		310,000	288,788
(REIT), 2.95%, 1/15/2051		180,000	156,515
Boston Properties LP, (REIT), 2.55%, 4/1/2032		535,000	514,851
Crown Castle International Corp., (REIT), 2.9%, 4/1/2041		660,000	599,014
MPT Operating Partnership LP, (REIT), 3.5%, 3/15/2031		1,170,000	1,129,050
			2,688,218
Utilities 2.3%
AES Panama Generation Holdings SRL, 144A, 4.375%, 5/31/2030		622,000	618,896
CMS Energy Corp., 3.75%, 12/1/2050		2,600,000	2,482,642
Duke Energy Corp., 3.25%, 1/15/2082		1,350,000	1,262,517
Edison International, 5.0%, Perpetual (c)		2,010,000	2,002,322
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028		1,425,000	1,489,125
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		1,035,000	1,042,762
144A, 4.25%, 7/15/2024		1,570,000	1,616,119
Pacific Gas and Electric Co.:
2.5%, 2/1/2031		130,000	118,841
3.25%, 6/1/2031		490,000	470,435
3.3%, 8/1/2040		370,000	321,073
3.5%, 8/1/2050		150,000	127,773
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	1,505,000	1,770,598
Sempra Energy, 4.125%, 4/1/2052		1,880,000	1,830,375
Southern Co., 3.75%, 9/15/2051		1,241,000	1,211,055
			16,364,533
Total Corporate Bonds (Cost $160,989,698)			156,686,995

Asset-Backed 2.5%
Automobile Receivables 0.3%
Avis Budget Rental Car Funding AESOP LLC, “C”, Series 2019-1A, 144A, 4.53%, 3/20/2023		233,333	233,992
JPMorgan Chase Bank NA, “E”, Series 2021-1, 144A, 2.365%, 9/25/2028		1,602,667	1,592,074
			1,826,066
Credit Card Receivables 0.6%
Fair Square Issuance Trust, “A”, Series 2020-AA, 144A, 2.9%, 9/20/2024		4,670,000	4,673,223
Miscellaneous 1.6%
CF Hippolyta LLC, “B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061		3,018,902	2,914,839
DB Master Finance LLC, “A23”, Series 2021-1A, 144A, 2.791%, 11/20/2051		6,375,000	6,251,982
Wendy's Funding LLC, “A2II”, Series 2021-1A, 144A, 2.775%, 6/15/2051		2,553,170	2,488,447
			11,655,268
Total Asset-Backed (Cost $18,452,877)			18,154,557

Mortgage-Backed Securities Pass-Throughs 0.0%
Government National Mortgage Association, 6.5%, 8/20/2034 (Cost $23,503)		22,337	26,064

Commercial Mortgage-Backed Securities 1.9%
Citigroup Commercial Mortgage Trust:
“C”, Series 2019-PRM, 144A, 3.896%, 5/10/2036		2,516,145	2,573,298
“D”, Series 2019-PRM, 144A, 4.35%, 5/10/2036		2,625,000	2,681,655
Credit Suisse Commercial Mortgage Trust, “B”, Series 2020-TMIC, 144A, 1-month USD-LIBOR + 5.0%, 5.25% (d), 12/15/2035		4,300,000	4,377,828

Freddie Mac Multifamily Structured Credit Risk, “M2”, Series 2021-MN1, 144A, 30-day average SOFR + 3.75%, 3.8% (d), 1/25/2051	1,098,000	1,093,889
GMAC Commercial Mortgage Securities, Inc., “G”, Series 2004-C1, 144A, 5.455%, 3/10/2038	1,962,211	1,203,996
MTRO Commercial Mortgage Trust, “C”, Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.3%, 1.406% (d), 12/15/2033	1,255,000	1,228,251
Multifamily Connecticut Avenue Securities Trust, “M7”, Series 2019-01, 144A, 1-month USD-LIBOR + 1.7%, 1.808% (d), 10/15/2049	739,418	730,454
Total Commercial Mortgage-Backed Securities (Cost $14,662,220)		13,889,371

Collateralized Mortgage Obligations 2.1%
Connecticut Avenue Securities Trust:
“1M2”, Series 2020-R01, 144A, 1-month USD-LIBOR + 2.05%, 2.158% (d), 1/25/2040	684,655	687,469
“1M2”, Series 2019-R03, 144A, 1-month USD-LIBOR + 2.15%, 2.258% (d), 9/25/2031	145,880	146,437
“1M2”, Series 2019-R02, 144A, 1-month USD-LIBOR + 2.3%, 2.408% (d), 8/25/2031	220,244	221,152
Fannie Mae Connecticut Avenue Securities:
“1M2”, Series 2018-C06, 1-month USD-LIBOR + 2.0%, 2.108% (d), 3/25/2031	567,597	573,580
“1M2”, Series 2018-C03, 1-month USD-LIBOR + 2.15%, 2.258% (d), 10/25/2030	712,854	721,455
“1M2”, Series 2018-C01, 1-month USD-LIBOR + 2.25%, 2.358% (d), 7/25/2030	1,123,443	1,137,529
Federal National Mortgage Association, “I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033	183,466	35,476
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2020-DNA2, 144A, 1-month USD-LIBOR + 1.85%, 1.958% (d), 2/25/2050	3,521,379	3,541,265
“M2”, Series 2019-DNA3, 144A, 1-month USD-LIBOR + 2.05%, 2.158% (d), 7/25/2049	1,274,112	1,284,730
“M2”, Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.45%, 2.558% (d), 3/25/2049	2,145,822	2,169,059
“M2”, Series 2017-DNA3, 1-month USD-LIBOR + 2.5%, 2.608% (d), 3/25/2030	947,970	962,216
“M2”, Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.65%, 2.758% (d), 1/25/2049	319,210	323,207
JPMorgan Mortgage Trust, “AM”, Series 2016-3, 144A, 3.251% (d), 10/25/2046	1,277,507	1,260,996
STACR Trust, “M2”, Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.1%, 2.208% (d), 9/25/2048	1,945,946	1,969,124
Total Collateralized Mortgage Obligations (Cost $14,917,874)		15,033,695

Government & Agency Obligations 1.1%
Sovereign Bonds
Bermuda Government International Bond, 144A, 2.375%, 8/20/2030	471,000	459,814
Brazilian Government International Bond, 3.875%, 6/12/2030	947,000	891,638
Indonesia Government International Bond:
2.85%, 2/14/2030	3,700,000	3,717,945
3.85%, 10/15/2030	1,700,000	1,843,702
Perusahaan Penerbit SBSN Indonesia III, 144A, 2.8%, 6/23/2030	883,000	888,898
United Mexican States, 3.5%, 2/12/2034	260,000	250,773
Total Government & Agency Obligations (Cost $8,580,071)		8,052,770

Loan Participations and Assignments 0.4%
Senior Loans (d)
Hilton Worldwide Finance LLC, Term Loan B2, 1-month-USD LIBOR + 1.75%, 1.858%, 6/22/2026	1,389,235	1,379,108
TransDigm, Inc., Term Loan F, 1-month USD-LIBOR + 2.25%, 2.355%, 12/9/2025	1,239,566	1,228,478
Total Loan Participations and Assignments (Cost $2,630,359)		2,607,586

Short-Term U.S. Treasury Obligations 1.0%
U.S. Treasury Bills:
0.053% (e), 5/19/2022 (f)	4,500,000	4,496,419
0.054% (e), 5/19/2022	300,000	299,761
0.222% (e), 5/19/2022	200,200	200,041
0.223% (e), 5/19/2022 (g)	1,971,400	1,969,831
0.237% (e), 5/19/2022	600,000	599,522
Total Short-Term U.S. Treasury Obligations (Cost $7,568,991)		7,565,574
	Shares	Value ($)

Exchange-Traded Funds 2.7%
SPDR Bloomberg Convertible Securities ETF (Cost $13,817,168)	259,040	19,899,453

Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 0.05% (h) (Cost $19,744,034)	19,744,034	19,744,034

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $631,364,367)	99.6	723,554,190
Other Assets and Liabilities, Net	0.4	2,850,428
Net Assets	100.0	726,404,618
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2022 are as follows:
Value ($) at 10/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 1/31/2022	Value ($) at 1/31/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (h) (i)
9,967,487	—	9,967,487 (j)	—	—	867	—	—	—
Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 0.05% (h)
5,852,846	75,979,385	62,088,197	—	—	880	—	19,744,034	19,744,034
15,820,333	75,979,385	72,055,684	—	—	1,747	—	19,744,034	19,744,034
*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Principal amount stated in U.S. dollars unless otherwise noted.
(c)	Perpetual, callable security with no stated maturity date.
(d)	Variable or floating rate security. These securities are shown at their current rate as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(e)	Annualized yield at time of purchase; not a coupon rate.
(f)	At January 31, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(g)	At January 31, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2022.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
MSCI: Morgan Stanley Capital International
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SOC: State Owned Company
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June of 2023 to assist with the transition. The Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At January 31, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
MSCI Emerging Markets Index	USD	3/18/2022	434	26,371,151	26,578,160	207,009
Ultra Long U.S. Treasury Bond	USD	3/22/2022	163	31,496,856	30,796,813	(700,043)
Total net unrealized depreciation						(493,034)

At January 31, 2022, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
5 Year U.S. Treasury Note	USD	3/31/2022	168	20,387,687	20,026,125	361,562
Euro Stoxx 50 Index	EUR	3/18/2022	187	8,835,214	8,703,830	131,384
Euro-Schatz	EUR	3/8/2022	259	32,643,914	32,552,676	91,238
S&P 500 E-Mini Index	USD	3/18/2022	150	34,690,591	33,781,875	908,716
TOPIX Index	JPY	3/10/2022	23	3,908,362	3,794,360	114,002
Ultra 10 Year U.S. Treasury Note	USD	3/22/2022	83	12,211,737	11,854,734	357,003
Total unrealized appreciation						1,963,905
At January 31, 2022, open credit default swap contracts purchased were as follows:
Centrally Cleared Swaps
Underlying Reference Obligation	Fixed Cash Flows Paid Frequency	Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Depreciation ($)
Markit CDX® North American High Yield Index	5.00%/ Quarterly	12/20/2026	28,550,000	USD	(2,094,777)	(1,962,246)	(132,531)
At January 31, 2022, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
Fixed — 0.25% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2023	12,400,000	USD	90,599	661	89,938
Fixed — 0.45% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2024	7,200,000	USD	130,211	(121)	130,332
Fixed — 1.3% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2028	2,200,000	USD	50,181	456	49,725
Fixed — 1.63% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2031	1,900,000	USD	24,905	2,062	22,843
Total unrealized appreciation							292,838
β	3-month LIBOR rate as of January 31, 2022 is 0.309%.
At January 31, 2022, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	880,000	USD	1,018,765	2/4/2022	30,090	State Street Bank and Trust
Currency Abbreviation(s)

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$23,351,432	$15,617,931	$—	$38,969,363
Consumer Discretionary	27,147,500	8,907,133	—	36,054,633
Consumer Staples	16,857,677	9,866,089	—	26,723,766
Energy	19,120,425	8,190,428	—	27,310,853
Financials	34,619,368	39,646,416	—	74,265,784
Health Care	25,535,031	16,536,346	—	42,071,377
Industrials	13,513,097	13,266,866	—	26,779,963
Information Technology	102,307,155	7,613,824	—	109,920,979
Materials	10,181,151	10,895,414	—	21,076,565
Real Estate	11,201,832	5,693,602	—	16,895,434
Utilities	7,843,237	10,452,879	—	18,296,116
Preferred Stocks (a)	23,435,909	60,465	—	23,496,374
Warrants	—	—	32,884	32,884
Corporate Bonds (a)	—	156,686,995	—	156,686,995
Asset-Backed (a)	—	18,154,557	—	18,154,557
Mortgage-Backed Securities Pass-Throughs	—	26,064	—	26,064
Commercial Mortgage-Backed Securities	—	13,889,371	—	13,889,371
Collateralized Mortgage Obligations	—	15,033,695	—	15,033,695
Government & Agency Obligations	—	8,052,770	—	8,052,770
Loan Participations and Assignments	—	2,607,586	—	2,607,586
Short-Term U.S. Treasury Obligations	—	7,565,574	—	7,565,574
Exchange-Traded Funds	19,899,453	—	—	19,899,453
Short-Term Investments	19,744,034	—	—	19,744,034
Derivatives (b)
Futures Contracts	2,170,914	—	—	2,170,914
Interest Rate Swap Contracts	—	292,838	—	292,838
Forward Foreign Currency Contracts	—	30,090	—	30,090
Total	$356,928,215	$369,086,933	$32,884	$726,048,032
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(700,043)	$—	$—	$(700,043)
Credit Default Swap Contracts	—	(132,531)	—	(132,531)
Total	$(700,043)	$(132,531)	$—	$(832,574)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Swap Contracts	Futures Contracts
Equity Contracts	$ —	$ —	$ 1,361,111
Interest Rate Contracts	$ —	$ 292,838	$ 109,760
Credit Contracts	$ —	$ (132,531)	$ —
Foreign Exchange Contracts	$ 30,090	$ —	$ —

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGIBF-PH1
R-080548-1 (1/23)